LONG-TERM DEBT - Annual Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Annual maturities of total debt adjusted for debt issuance costs, discounts and premiums
2016		$ 91,419
2017		108,037
2018		78,322
2019		368,776
2020		84,834
Thereafter		2,633,569
Total debt adjusted for discounts, premiums and debt issuance costs	$ 3,368,515	3,364,957	$ 3,238,048
Revolving Credit Agreement
Annual maturities of total debt adjusted for debt issuance costs, discounts and premiums
2019		$ 271,000